Accounts receivable - Summary of Accounts Receivable (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of transactions between related parties [line items]
Insurance receivables	$ 5,259,000	$ 1,322,000
Freight and time charter receivables	0	962,000
Other receivables	1,061,000	1,478,000
Accounts receivable	33,017,000	78,174,000
Owned vessels period we assume working capital contributions will not be repaid	12
Other related parties [member]
Disclosure of transactions between related parties [line items]
Related party receivables	26,697,000	74,412,000
Other related parties [member] | Scorpio LR2 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	10,698,000	17,689,000
Other related parties [member] | Scorpio MR Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	9,751,000	44,739,000
Working capital reclassified amount	23,600,000	23,600,000
Other related parties [member] | Scorpio Handymax Tanker Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	3,597,000	2,984,000
Other related parties [member] | Scorpio LR1 Pool Limited [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	2,367,000	9,000,000
Other related parties [member] | Scorpio Commercial Management SAM (SCM) [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	284,000	0
Other related parties [member] | Scorpio Pools [Member]
Disclosure of transactions between related parties [line items]
Related party receivables	26,413,000	74,412,000
Working capital contributions, related parties	$ 1,100,000	$ 24,300,000